INTEREST RESERVE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTEREST RESERVE [Abstract]
Changes in Interest Reserve
The following table presents changes in interest reserve as of and for the three months ended March 31, 2021:

Three months ended March 31, 2021
Initial reserves	$1,325,750
New reserves	2,000,000
Reserves disbursed	(82,266)
Total Interest reserve	$3,243,484

The following table presents changes in interest reserve as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

For the period from July 31, 2020 to December 31, 2020
Initial reserves	$—
New reserves	1,400,000
Reserves disbursed	(74,250)
Total Interest reserve	$1,325,750